Promissory notes payable	6 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Debt Disclosure [Abstract]
Promissory notes payable

8. Promissory notes payable

(i) On November 13, 2019, the Company issued a promissory note in the amount of $300,000. The note was unsecured, bore interest of 1% monthly, and is due on demand after 90 days from issuance. In consideration for the loan, the Company issued 400,000 common share purchase warrants to the lender. Each whole warrant entitles the lender to acquire one common share of the Company at a price of C$0.80 per share for a period of two years.

On April 24, 2020, the Company extended the maturity date of the promissory note payable to August 1, 2020. In consideration, the Company issued 400,000 common share purchase warrants to the lender at an exercise price of C$0.50. The warrants expire on November 13, 2021. This was accounted for as a loan modification.

During the six months ended December 31, 2020, the Company repaid $110,658 of the promissory note and settled the remaining balance of $218,281 (C$288,000), which included interest payable of $28,939, in full by issuing 822,857 August 2020 Units (as defined in note 10), recognizing a loss on debt settlement of $335,467.

The Company has accounted for the warrants in accordance with ASC Topic 815. The warrants are considered derivative financial liabilities as they are convertible into common shares at a conversion price denominated in a currency other than the Company’s functional currency of the US dollar. The estimated fair value of the warrants was determined on the date of issuance and marks to market at each financial reporting period.

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Six Months Ended December 31, 2020 and Years Ended June 30, 2020 and 2019

(Expressed in United States Dollars)

8. Promissory notes payable (continued)

(i) (continued)

The fair value of the warrants were estimated using the Binomial model to determine the fair value of the derivative warrant liabilities using the following assumptions:

November 2019 issuance	June 30, 2020	December 31, 2020
Expected life	501 days	317 days
Volatility	100%	100%
Risk free interest rate	0.94%	0.64%
Dividend yield	0%	0%
Share price	$0.73	$0.41
Fair value	$150,161	$40,999
Change in derivative liability		$109,162

April 2020 issuance	June 30, 2020	December 31, 2020
Expected life	501 days	317 days
Volatility	100%	100%
Risk free interest rate	0.30%	0.27%
Dividend yield	0%	0%
Share price	$0.73	$0.41
Fair value	$186,410	$58,373
Change in derivative liability		$128,037

Accretion expense for the six months ended December 31, 2020 was $51,522 (years ended June 30, 2020 and 2019 - $155,001 and $nil, respectively) based on an effective interest rate of 11% after the loan extension.

Interest expense for the six months ended December 31, 2020 was $5,600 (years ended June 30, 2020 and 2019 - $22,700 and $nil, respectively). As at December 31, 2020, the Company has an outstanding interest payable of $nil (June 30, 2020 - $22,700).

Amount

Balance, June 30, 2019	$-
Proceeds on issuance	300,000
Warrant valuation	(206,523)
Accretion expense	155,001
Balance, June 30, 2020	$248,478
Accretion expense	51,522
Debt settlement	(189,342)
Repayment	(110,658)
Balance, December 31, 2020	$-

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Six Months Ended December 31, 2020 and Years Ended June 30, 2020 and 2019

(Expressed in United States Dollars)

8. Promissory notes payable (continued)

(ii) On December 31, 2019, the Company issued a promissory note in the amount of $82,367 (C$107,000). The note bore no interest and was due on demand. This promissory note was repaid during the year ended June 30, 2020.

(iii) On January 29, 2020, the Company issued a promissory note in the amount of $75,727 (C$100,000). The note bore no interest and was due on demand. This promissory note was repaid during the year ended June 30, 2020.

(iv) On May 12, 2020, the Company issued a promissory note in the amount of $362,650 (C$500,000), net of $89,190 of debt issue costs. The note bore no interest and was due on demand after 90 days after the issue date. This promissory note was repaid during the six months ended December 31, 2020. Accretion expense for the six months ended December 31, 2020 was $47,737 (years ended June 30, 2020 and 2019 - $41,453 and $nil, respectively) based on effective interest rate of 7%.

(v) On May 12, 2020, the Company issued a promissory note in the amount of $141,704 (C$200,000), net of $35,676 of debt issue costs. The note bore no interest and was due on demand after 90 days after the issue date. During the six months ended December 31, 2020, the Company settled the promissory note in full by issuing 714,285 common shares (see note 10). As a result, the Company recorded a loss on debt settlement of $291,203 on the consolidated statements of loss and comprehensive loss. Accretion expense for the six months ended December 31, 2020 was $19,129 (years ended June 30, 2020 and 2019 - $16,547 and $nil, respectively) based on an effective interest rate of 8%.

(vi) On June 30, 2020, the Company issued a promissory note in the amount of $75,000, net of $15,000 of debt issue costs. The note bore no interest and was due on demand. This promissory note was repaid in full during the six months ended December 31, 2020. Financing cost for the six months ended December 31, 2020 was $nil (years ended June 30, 2020 and 2019 - $15,000 and $nil, respectively).

(vii) On June 30, 2020, the Company issued a promissory note in the amount of $75,000 to a director of the Company. The note bore no interest and was due on demand. This promissory note was repaid in full during the six months ended December 31, 2020. Financing cost for the six months ended December 31, 2020 was $nil (years ended June 30, 2020 and 2019 - $15,000 and $nil, respectively).

(viii) On July 13, 2020, the Company issued a promissory note in the amount of $1,200,000, net of $360,000 debt issue costs. The note bore no interest and was due on August 31, 2020. This promissory note was repaid in full during the six months ended December 31, 2020. Financing cost for the six months ended December 31, 2020 was $360,000 (years ended June 30, 2020 and 2019 - $nil).

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Six Months Ended December 31, 2020 and Years Ended June 30, 2020 and 2019

(Expressed in United States Dollars)

7. Promissory notes payable

(i) On November 13, 2019, the Company issued a promissory note in the amount of $300,000. The note was unsecured, bore interest of 1% monthly, and is due on demand after 90 days from issuance. In consideration for the loan, the Company issued 400,000 common share purchase warrants to the lender. Each whole warrant entitles the lender to acquire one common share of the Company at a price of C$0.80 per share for a period of two years.

On April 24, 2020, the Company extended the maturity date of the promissory note payable to August 1, 2020. In consideration, the Company issued 400,000 common share purchase warrants to the lender at an exercise price of C$0.50. The warrants expire on November 13, 2021. This was accounted for as a loan modification.

During the six months ended December 31, 2020, the Company repaid $110,658 of the promissory note and settled the remaining balance of $218,281 (C$288,000), which included interest payable of $28,939, in full by issuing 822,857 August 2020 Units (as defined in note 9).

The Company has accounted for the warrants in accordance with ASC Topic 815. The warrants are considered derivative financial liabilities as they are convertible into common shares at a conversion price denominated in a currency other than the Company’s functional currency of the US dollar. The estimated fair value of the warrants was determined on the date of issuance and marks to market at each financial reporting period.

Bunker Hill Mining Corp.

Notes to Condensed Interim Consolidated Financial Statements

Three and Nine Months Ended September 30, 2021

(Expressed in United States Dollars)

Unaudited

7. Promissory notes payable (continued)

(i) (continued)

The fair values of the warrants were estimated using the Binomial model to determine the fair value of the derivative warrant liabilities using the following assumptions:

November 2019 issuance	December 31, 2020	September 30, 2021
Expected life	317 days		44 days
Volatility	100%		100%
Risk free interest rate	0.64%		0.30%
Dividend yield	0%		0%
Share price	$0.41		$0.14
Fair value	$40,999	$	nil
Change in derivative liability			$40,999

April 2020 issuance	December 31, 2020	September 30, 2021
Expected life	317 days		44 days
Volatility	100%		100%
Risk free interest rate	0.27%		0.30%
Dividend yield	0%		0%
Share price	$0.41		$0.14
Fair value	$58,373	$	nil
Change in derivative liability			$58,373

Accretion expense for the three and nine months ended September 30, 2021 was $nil (three and nine months ended September 30, 2020 - $51,522 and $170,438, respectively) based on an effective interest rate of 11% after the loan extension.

Interest expense for the three and nine months ended September 30, 2021 was $nil (three and nine months ended September 30, 2020 - $5,600 and $24,200, respectively). As at September 30, 2021, the Company has an outstanding interest payable of $nil (December 31, 2020 - $nil).

(ii) On May 12, 2020, the Company issued a promissory note in the amount of $362,650 (C$500,000), net of $89,190 of debt issue costs. The note bore no interest and was due on demand after 90 days after the issue date. This promissory note was repaid during the nine months ended September 30, 2020. Accretion expense for the three and nine months ended September 30, 2021 was $nil (three and nine months ended September 30, 2020 - $47,737 and $89,190, respectively) based on effective interest rate of 7%.

(iii) On May 12, 2020, the Company issued a promissory note in the amount of $141,704 (C$200,000), net of $35,676 of debt issue costs. The note bore no interest and was due on demand after 90 days after the issue date. During the nine months ended September 30, 2020, the Company settled the promissory note in full by issuing 714,285 common shares. Accretion expense for the three and nine months ended September 30, 2021 was $nil (three and nine months ended September 30, 2020 - $19,129 and $35,676, respectively) based on effective interest rate of 8%.

Bunker Hill Mining Corp.

Notes to Condensed Interim Consolidated Financial Statements

Three and Nine Months Ended September 30, 2021

(Expressed in United States Dollars)

Unaudited

7. Promissory notes payable (continued)

(iv) On June 30, 2020, the Company issued a promissory note in the amount of $75,000, net of $15,000 of debt issue costs. The note bore no interest and was due on demand. This promissory note was repaid in full during the nine months ended September 30, 2020. Financing cost for the three and nine months ended September 30, 2021 was $nil (three and nine months ended September 30, 2020 - $nil and $15,000, respectively).

(v) On June 30, 2020, the Company issued a promissory note in the amount of $75,000 to a director of the Company. The note bore no interest and was due on demand. This promissory note was repaid in full during the nine months ended September 30, 2020. Financing cost for the three and nine months ended September 30, 2021 was $nil (three and nine months ended September 30, 2020 - $nil and $15,000, respectively).

(vi) On July 13, 2020, the Company issued a promissory note in the amount of $1,200,000, net of $360,000 debt issue costs. The note bore no interest and was due on August 31, 2020. This promissory note was repaid in full during the nine months ended September 30, 2020. Financing cost for the three and nine months ended September 30, 2021 was $nil (three and nine months ended September 30, 2020 - $360,000).

(vii) On September 22, 2021, the Company issued a non-convertible promissory note in the amount of $2,500,000 bearing interest of 15% per annum and payable at maturity. The promissory note is scheduled to mature on the earlier of March 15, 2022, or the date at which the Company raises more than $10,000,000 in equity financing in aggregate, beginning September 22, 2021. The Company is considering a land parcel purchase of approximately $200,000, which will be used as security for the promissory note. Interest expense for the three and nine months ended September 30, 2021 was $8,219.